PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

Common Stock - 96.8%
	Shares	Value
AUSTRALIA - 3.5%
Accent Group Limited	1,024,500	$645,607
Macquarie Group Limited	12,434	1,684,842
		2,330,449
BELGIUM - 5.2%
Anheuser-Busch InBev SA/NV	21,500	1,386,201
D’Ieteren S.A.	11,700	2,114,656
		3,500,857
BRAZIL - 3.3%
Equatorial Energia S.A.	312,217	2,193,576

CANADA - 5.0%
Alimentation Couche-Tard Inc.	31,100	1,700,654
goeasy Ltd.	17,441	1,670,432
		3,371,086
CHINA - 7.9%
Alibaba Group Holding Ltd.	68,300	1,253,066
China MeiDong Auto Holdings Limited	4,500,000	734,245
Midea Group Co., Ltd.	131,600	1,471,701
Zhejiang Supor Co.	130,100	820,642
Zhongsheng Group Holdings	701,000	1,046,524
		5,326,178

FRANCE - 13.0%
Capgemini SE	13,500	2,255,285
Ipsos	36,600	1,472,597
LVMH Moet Hennessy Louis Vuitton SE	1,295	980,945
Neurones S.A.	51,555	2,606,509
Sanofi S.A.	6,900	670,309
SEB SA	12,400	717,933
		8,703,578
HONG KONG - 4.3%
AIA Group Ltd.	57,000	585,123
Kingboard Laminates Holdings, Ltd.	190,000	321,976
VSTECS Holdings Limited	1,970,000	1,974,176
		2,881,275
INDIA - 1.7%
Muthoot Finance Ltd.	26,494	1,123,586

INDONESIA - 2.2%
PT Bank Central Asia Tbk	1,419,400	687,356
PT Bank Rakyat Indonesia Tbk	3,480,646	763,968
		1,451,324

	Shares	Value
IRELAND - 1.7%
Jazz Pharmaceuticals plc(a)	3,000	$510,000
PDD Holdings(a)(b)	5,700	646,323
		1,156,323
ITALY - 5.8%
Reply S.p.A.	4,900	660,047
SOL S.p.A.	55,600	3,196,265
		3,856,312
JAPAN - 3.8%
JAC Recruitment Co., Ltd.	154,100	1,047,028
Takeda Pharmaceutical Company Limited	17,800	549,064
Tri Chemical Laboratories Inc.	57,100	987,215
		2,583,307
MALAYSIA - 2.1%
Public Bank Bhd	676,400	756,741
Scientex Berhad	776,600	669,813
		1,426,554
MEXICO - 2.2%
Wal-Mart de Mexico, S.A.B. de C.V.	471,500	1,471,971

NORWAY - 3.7%
Sparebanken Norge	126,582	2,485,484

PERU - 1.2%
Credicorp Ltd.	2,700	774,900

PORTUGAL - 1.5%
Jerónimo Martins SGPS, SA	42,400	1,008,836

SOUTH AFRICA - 3.3%
AVI Limited	206,174	1,312,695
FirstRand Limited	163,800	897,094
		2,209,789
SOUTH KOREA - 1.2%
HD Hyundai Electric	600	322,377
Samsung Electronics Company Limited	5,678	472,592
		794,969

	Shares	Value
SWITZERLAND - 5.6%
ALSO Holding AG	9,100	$2,469,393
Nestle S.A.	13,200	1,311,836
		3,781,229
TAIWAN - 8.3%
Chailease Holding Co., Ltd.	598,932	2,011,022
SINBON Electronics Co., Ltd.	173,300	1,061,735
Yageo Corporation	338,184	2,486,291
		5,559,048
THAILAND - 3.8%
Krungthai Card Public Company Limited	1,608,200	1,339,954
Muangthai Capital Public Company Limited	1,184,400	1,184,212
		2,524,166
UNITED KINGDOM - 5.3%
Cranswick plc	41,940	2,795,060
Oxford Instruments plc	14,885	410,413
Volution Group plc	40,700	353,080
		3,558,553
UNITED STATES - 1.2%
Euronet Worldwide, Inc.(a)	10,800	821,988

TOTAL COMMON STOCK
(Cost $ 55,326,559)		64,895,338

SHORT TERM INVESTMENTS - 3.6%
	Par Value	Value
Money Market - 3.6%
UMB Money Market Special II, 3.48%(b)	2,414,623	$2,414,623
(Cost $ 2,414,623)

TOTAL INVESTMENTS - 100.4%
(Cost $ 57,741,182)		67,309,961
OTHER ASSETS & LIABILITIES (Net) - (0.4)%		(250,266)
NET ASSETS - 100%		$67,059,695

(a)	Non-income producing security.
(b)	Percentage rate reflects seven-day effective yield on December 31, 2025.
(c)	At December 31, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $57,889,592 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$13,383,614
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,963,245)

Net unrealized appreciation/(depreciation)	$9,420,369

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	25.0%
Information Technology	23.4%
Consumer Staples	16.4%
Consumer Discretionary	15.5%
Materials	5.8%
Utilities	3.3%
Health Care	2.6%
Industrials	2.6%
Communication Services	2.2%
Cash and Other Assets (Net)	3.2%
100.0%